Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in carrying amount of goodwill
Beginning Balance	$ 46,233	$ 46,806	$ 33,767
Additions	29,589	17	13,039
PBS acquisition adjustment		(590)
Ending Balance	75,822	46,233	46,806
Planned Benefits Systems (PBS) [Member]
Changes in carrying amount of goodwill
PBS acquisition adjustment		$ (590)